LoCorr Dynamic Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 48.6%	Shares	Value
Airlines - 2.0%
Southwest Airlines Co.	26,443	$887,956

Commercial Services - 0.4%
Marqeta, Inc. - Class A (a)	44,816	184,642

Diversified Financial Services - 3.9%
Franklin Resources, Inc.	91,863	1,768,363

Electric - 6.9%
Consolidated Edison, Inc.	8,099	895,668
Duke Energy Corp.	7,411	903,920
PPL Corp.	13,129	474,088
Xcel Energy, Inc.	12,437	880,415
		3,154,091

Electrical Components & Equipment - 0.6%
Novanta, Inc. (a)	1,969	251,776

Electronics - 0.6%
Jabil, Inc.	1,851	251,865

Entertainment - 4.8%
Penn National Gaming, Inc. (a)	132,406	2,159,542

Hand & Machine Tools - 0.5%
Regal Rexnord Corp.	2,166	246,599

Internet - 2.0%
Netflix, Inc. (a)	956	891,499

Lodging - 4.9%
Wynn Resorts Ltd.	26,814	2,238,969

Machinery-Diversified - 0.3%
Harmonic Drive Systems, Inc.	7,200	151,690

Oil & Gas - 1.1%
APA Corp.	24,401	512,909

Oil & Gas Services - 0.4%
Atlas Energy Solutions, Inc.	9,821	175,207

Retail - 9.5%
American Eagle Outfitters, Inc.	58,798	683,233
CarMax, Inc. (a)	2,365	184,281
Dollar Tree, Inc. (a)	14,250	1,069,747
National Vision Holdings, Inc. (a)	9,415	120,324
RH (a)	5,642	1,322,541
Shake Shack, Inc. - Class A (a)	10,547	929,929
		4,310,055

Semiconductors - 1.6%
Allegro MicroSystems, Inc. (a)	7,393	185,786
NXP Semiconductors NV	2,372	450,822
Vishay Precision Group, Inc. (a)	4,417	106,406
		743,014

Software - 6.9%
Adobe, Inc. (a)	2,784	1,067,748
Elastic NV (a)	2,001	178,289
ROBLOX Corp. - Class A (a)	3,035	176,910
Zoom Communications, Inc. - Class A (a)	22,934	1,691,841
		3,114,788

Telecommunications - 0.2%
Anterix, Inc. (a)	2,317	84,802

Transportation - 2.0%
DHT Holdings, Inc.	26,153	274,607
International Seaways, Inc.	8,030	266,596
Star Bulk Carriers Corp.	24,204	376,614
		917,817
TOTAL COMMON STOCKS (Cost $22,708,938)		22,045,584

REITS - 7.7%	Shares	Value
Healthcare Realty Trust, Inc.	100,902	1,705,244
Kimco Realty Corp.	64,224	1,364,118
Park Hotels & Resorts, Inc.	17,151	183,172
Pebblebrook Hotel Trust	22,884	231,815
		3,484,349
TOTAL REITS (Cost $3,575,038)		3,484,349

TOTAL INVESTMENTS - 56.3% (Cost $26,283,976)		25,529,933
Money Market Deposit Account - 33.1% (b)		15,028,164
Other Assets in Excess of Liabilities - 10.6%(c)		4,825,117
TOTAL NET ASSETS - 100.0%		$45,383,214
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the net value of these assets totals $16,272,058.

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
March 31, 2025 (Unaudited)

COMMON STOCKS - (17.5)%	Shares	Value
Airlines - (1.9)%
Delta Air Lines, Inc.	(10,100)	$(440,360)
United Airlines Holdings, Inc.	(6,312)	(435,844)
		(876,204)

Apparel - (2.5)%
Crocs, Inc.	(4,261)	(452,518)
Deckers Outdoor Corp.	(4,051)	(452,942)
Tapestry, Inc.	(3,187)	(224,397)
		(1,129,857)

Auto Parts & Equipment - (0.3)%
Miller Industries, Inc.	(2,704)	(114,569)

Commercial Services - (2.1)%
Booz Allen Hamilton Holding Corp.	(3,891)	(406,921)
Robert Half, Inc.	(10,243)	(558,755)
		(965,676)

Diversified Financial Services - (0.4)%
Synchrony Financial	(3,758)	(198,949)

Electronics - (1.4)%
Badger Meter, Inc.	(3,433)	(653,128)

Healthcare-Products - (0.5)%
ResMed, Inc.	(982)	(219,821)

Healthcare-Services - (1.0)%
UnitedHealth Group, Inc.	(870)	(455,663)

Internet - (0.5)%
Chewy, Inc. - Class A	(6,442)	(209,429)

Leisure Time - (1.0)%
Polaris Industries, Inc.	(10,863)	(444,731)

Media - (1.0)%
Walt Disney Co.	(4,461)	(440,301)

Pipelines - (1.2)%
Kinder Morgan, Inc.	(19,791)	(564,637)

Retail - (3.2)%
Cracker Barrel Old Country Store, Inc.	(11,195)	(434,590)
Five Below, Inc.	(6,199)	(464,460)
Target Corp.	(5,298)	(552,899)
		(1,451,949)

Semiconductors - (0.5)%
MACOM Technology Solutions Holdings, Inc.	(1,062)	(106,603)
Marvell Technology, Inc.	(1,691)	(104,115)
		(210,718)
TOTAL COMMON STOCKS (Proceeds $8,154,184)		(7,935,632)

EXCHANGE TRADED FUNDS - (3.9)%	Shares	Value
iShares Russell 2000	(4,438)	(885,336)
SPDR S&P500 Trust	(1,589)	(888,871)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,769,521)		(1,774,207)

TOTAL SECURITIES SOLD SHORT - (21.4)% (Proceeds $9,923,705)		$(9,709,839)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Dynamic Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,045,584	$–	$–	$22,045,584
REITS	3,484,349	–	–	3,484,349
Total Investments	$25,529,933	$–	$–	$25,529,933

Liabilities:
Investments:
Common Stocks	$(7,935,632)	$–	$–	$(7,935,632)
Exchange Traded Funds	(1,774,207)	–	–	(1,774,207)
Total Investments	$(9,709,839)	$–	$–	$(9,709,839)

Refer to the Schedule of Investments for further disaggregation of investment categories.